Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Loans [Member]
Loans [Line Items]
Weighted average interest rate	3.44%	4.46%
Interest expense on short-term loans (in Dollars)	$ 268,808	$ 287,098	$ 221,636
Short-Term Loans [Member] | Minimum [Member]
Loans [Line Items]
Short-term bear interest rate	2.40%	3.10%
Short-Term Loans [Member] | Maximum [Member]
Loans [Line Items]
Short-term bear interest rate	5.50%	5.50%
Long-Term Loans [Member]
Loans [Line Items]
Weighted average interest rate	3.63%	3.75%
Interest expense on long-term loans (in Dollars)	$ 778,938	$ 705,459	$ 702,062
Long-Term Loans [Member] | Minimum [Member]
Loans [Line Items]
Long-term bear interest rate	2.60%	3.50%
Long-Term Loans [Member] | Maximum [Member]
Loans [Line Items]
Long-term bear interest rate	4.90%	4.90%